UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.9%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5 5/8s, 12/1/29	BBB+	$3,850,000	$3,903,130

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,006,700

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B	500,000	500,630

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,100,000	1,990,086

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	1,300,000	1,278,368
5s, 10/1/34	BBB	700,000	656,740

			9,335,654
Illinois (—%)

IL State G.O. Bonds, 5 1/2s, 7/1/38	A3	250,000	241,450

			241,450
Maryland (0.1%)

Baltimore Cnty., Cons. Pub. Impt. G.O. Bonds, 5s, 8/1/22(SEGSF)	Aaa	1,000,000	1,178,360

			1,178,360
New York (90.8%)

Albany, Cap. Resource Corp. Rev. Bonds (St. Peter's Hosp.), 6 1/4s, 11/15/38	A3	4,110,000	4,468,598

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany College of Pharmacy), Ser. A, 5 5/8s, 12/1/34	BBB	700,000	703,381
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	A3	1,000,000	1,048,280
(St. Peter's Hosp.), Ser. D, 5 3/8s, 11/15/32	A3	4,205,000	4,303,565
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB	1,800,000	1,813,032
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	A3	2,100,000	2,144,961
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	A3	1,000,000	1,021,410
(St. Peter's Hosp.), Ser. A, 5 1/4s, 11/15/27	A3	3,000,000	3,117,450
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,021,570

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,110,240

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	704,153

Build NYC City Resource Corp., Rev. Bonds
(South Bronx Charter School for Intl. Cultures), Ser. A, 5s, 4/15/33	BB+	2,000,000	1,824,840
(Bronx Charter School for Excellence), 5s, 4/1/33	BBB-	500,000	466,835
(YMCA of Greater NY), 5s, 8/1/32	A-	1,740,000	1,712,752

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	AA-	1,000,000	1,001,620

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	Baa3	4,000,000	3,953,400

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.)
5s, 11/1/34	A-	1,300,000	1,239,524
Ser. A, 5s, 11/1/29	A-	3,250,000	3,253,770

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	3,680,674

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa3	5,000,000	5,492,700
5 3/4s, 5/1/25	Aa3	10,330,000	11,555,345

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,065,884

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges), 5s, 9/1/32	A	3,935,000	4,026,528

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,634,775
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,499,925
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	2,924,940
(Hofstra U.), 5s, 7/1/28	A	650,000	678,158

Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Adelphi U.), 5s, 10/1/35	A	1,500,000	1,562,565

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5 3/4s, 2/15/47	A2	3,000,000	3,083,910
AMBAC, 5s, 2/15/47	A2	2,500,000	2,386,775

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,219,438

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A3	4,010,000	4,196,545

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5s, 9/1/25	A-	2,500,000	2,667,725

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A-	3,500,000	3,834,285
Ser. C, 5 1/4s, 9/1/29	Baa1	3,600,000	3,816,648
Ser. C, 5s, 9/1/35	A-	2,380,000	2,387,188
Ser. A, AMBAC, 5s, 9/1/29	A-	7,500,000	7,636,950
AGM, zero %, 6/1/28	AA-	2,510,000	1,245,738

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5s, 11/15/41	A2	6,000,000	5,883,960
Ser. D, 5s, 11/15/38	A2	2,500,000	2,454,150
Ser. A, 5s, 11/15/37	A2	15,000,000	14,771,250
Ser. D, 5s, 11/15/29	A2	6,000,000	6,150,720
Ser. D-1, 5s, 11/1/28	A2	2,500,000	2,585,225
Ser. D-1, 5s, 11/1/27	A2	2,500,000	2,608,075
Ser. A, NATL, 5s, 11/15/26	A2	5,000,000	5,256,100
Ser. A, 5s, 11/15/22	A2	6,000,000	6,465,240

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	9,327,780
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,781,740
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,250,890

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	15,000,000	17,225,700

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	510,959

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds (Rochester Gen. Hosp.), Ser. A
5s, 12/1/42	A-	1,650,000	1,514,156
5s, 12/1/37	A-	2,000,000	1,921,120
5s, 12/1/32	A-	1,250,000	1,249,900

Nassau Cnty., Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 5s, 7/1/27	A3	1,255,000	1,262,919

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,723,287

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5s, 7/1/37	A3	500,000	452,040
(Winthrop U. Hosp. Assn.), 5s, 7/1/37	Baa1	1,000,000	900,890

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	B-	6,640,000	5,695,327

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5s, 5/1/42	BBB+	1,000,000	944,720
5s, 5/1/35	BBB+	1,670,000	1,597,522
5s, 5/1/30	BBB+	2,230,000	2,232,966

Niagara Falls, City School Dist. COP (High School Fac.), AGM
5s, 6/15/28	AA-	1,490,000	1,500,207
5s, 6/15/23	AA-	3,965,000	4,034,189

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	2,450,000	2,010,568

NY City, G.O. Bonds
Ser. F-1, 5s, 3/1/37	Aa2	5,000,000	5,071,650
Ser. A-1, 5s, 10/1/32	Aa2	2,710,000	2,793,631
Ser. A-1, 5s, 8/1/32	Aa2	5,000,000	5,137,750
Ser. I, 5s, 8/1/31	Aa2	1,335,000	1,383,474
Ser. C, AGM, 5s, 1/1/23	Aa2	10,000,000	10,835,100
Ser. N, 5s, 8/1/20	Aa2	240,000	254,318
Ser. N, U.S. Govt. Coll., 5s, 8/1/20 (Prerefunded 8/1/15)	Aa2	760,000	825,079
Ser. M, 5s, 4/1/20	Aa2	1,600,000	1,678,992
Ser. M, 5s, 4/1/20 (Prerefunded 4/1/15)	AAA/P	15,000	16,088

NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,055,218

NY City, City Transitional Fin. Auth. Rev. Bonds (Bldg. Aid Fiscal 2008), Ser. S-1
5s, 1/15/29	Aa3	5,000,000	5,247,000
5s, 1/15/25	Aa3	3,000,000	3,252,390

NY City, City Transitional Fin. Auth. VRDN
(NYC Recovery), Ser. 3, 0.06s, 11/1/22	VMIG1	1,590,000	1,590,000
(New York City Recovery), Ser. 1-1C, 0.05s, 11/1/22	VMIG1	3,980,000	3,980,000
(NYC Recovery), Ser. 3, 0.05s, 11/1/22	VMIG1	11,960,000	11,960,000

NY City, Cultural Resource Rev. Bonds
(Wildlife Conservation Society), 5s, 8/1/33	Aa3	2,500,000	2,560,725
(Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,758,790

NY City, Cultural Resource VRDN
(Lincoln Ctr.), Ser. A-1, 0.06s, 12/1/35	VMIG1	10,375,000	10,375,000
(Lincoln Ctr. Perform Arts), Ser. A-2, 0.05s, 12/1/35 (Bank of New York Mellon)	VMIG1	7,950,000	7,950,000

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45s, 11/1/46	Aa2	2,670,000	2,582,424
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35s, 5/1/41	AA	1,200,000	1,187,940
(Multi-Fam. Hsg.), Ser. H-2-A, 5.2s, 11/1/35	AA	1,675,000	1,644,632
Ser. H-2-A, 4.4s, 5/1/31	Aa2	4,000,000	3,880,240

NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,610,296
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA-	1,000,000	1,133,370
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,411,660

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5s, 7/1/28	BBB-	1,500,000	1,398,600

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,629,240
(St. Francis College), 5s, 10/1/34	A-	1,000,000	1,008,790
(Horace Mann School), NATL, 5s, 7/1/28	A	7,000,000	7,001,470

NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,898,385

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	2,050,000	1,805,476

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	10,239,200
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	AA+	6,000,000	6,373,560
Ser. GG, 5s, 6/15/43	AA+	9,760,000	9,759,219
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,016,740
Ser. AA, 5s, 6/15/34	AA+	5,000,000	5,116,050

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. F-1, 5s, 5/1/39	AAA	7,500,000	7,604,775
(Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,158,450
Ser. E-1, 5s, 2/1/26	AAA	2,000,000	2,174,240

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5s, 7/15/37	Aa3	7,500,000	7,520,850
Ser. S-1, 5s, 7/15/33	Aa3	5,000,000	5,092,900
Ser. S-1, NATL, 5s, 7/15/31	Aa3	10,500,000	10,893,540
Ser. S-5, 5s, 1/15/30	Aa3	3,375,000	3,549,555

NY City, Trust for Cultural Resources Rev. Bonds (Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,012,040

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	Baa2	7,000,000	7,040,180

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,300,000	1,303,393

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BB	7,250,000	5,385,590

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA+	2,000,000	2,078,300

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	A3	1,500,000	1,592,805
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	Aa3	8,950,000	10,095,690
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,022,710
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A/P	965,000	968,011
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	10,000,000	11,224,000
(City U.), Ser. A, 5 5/8s, 7/1/16	Aa3	9,860,000	10,718,116
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,080,280
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	8,934,690
(North Shore Long Island Jewish Group), Ser. A, 5 1/2s, 5/1/37	A3	11,500,000	11,865,125
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	1,865,790
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,093,680
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	3,825,570
(St. Joseph College), 5 1/4s, 7/1/35	Baa1	2,000,000	2,004,380
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,019,820
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	4,979,787
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,015,990
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	14,839,950
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	5,935,980
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s, 10/1/36	AA-	3,380,000	3,494,683
(St. Francis College), 5s, 10/1/40	A-	3,000,000	2,991,060
(Yeshiva U.), 5s, 9/1/38	A+	2,500,000	2,353,900
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	Aa3	2,510,000	2,539,543
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,774,458
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,101,400
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,397,831
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AA-	2,000,000	2,084,920
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s, 2/15/30	AA-	9,665,000	9,940,259
(Montefiore Hosp.), FHA Insd., NATL, 5s, 8/1/29	A	9,510,000	9,755,073
(NYU), Ser. A, NATL, 5s, 7/1/29	Aa3	6,705,000	6,885,834
Ser. A, NATL, 5s, 10/1/25	A1	750,000	782,700
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	7,009,240
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	A3	4,000,000	4,259,480

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	7,500,000	7,298,550
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	A3	3,315,000	3,519,469
(Teachers College), 5s, 7/1/42	A1	6,475,000	6,386,940
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/41	Aa3	2,000,000	1,927,140
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/36	Aa3	1,125,000	1,100,936
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa3	5,690,000	5,568,291
(Teachers College), 5s, 7/1/34	A1	2,750,000	2,771,285
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/32	Aa3	1,500,000	1,553,595
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,080,550
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,251,120
(Teachers College), Ser. A, 5s, 7/1/31	A1	1,750,000	1,781,115
(The New School), 5s, 7/1/31	A3	5,000,000	4,941,550
(Brooklyn Law School), Ser. A, 5s, 7/1/29	Baa1	1,000,000	990,230
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	7,032,941
(St. John's U.), Ser. A, 5s, 7/1/28	A3	500,000	518,375
(Brooklyn Law School), Ser. A, 5s, 7/1/27	Baa1	1,000,000	1,009,160
(St. John's U.), Ser. A, 5s, 7/1/27	A3	2,250,000	2,344,343
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	1,999,541
(Brooklyn Law School), Ser. A, 5s, 7/1/26	Baa1	1,000,000	1,017,780
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,498,614
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	A3	1,000,000	1,028,280
(Teachers College), Ser. A, 5s, 7/1/26	A1	1,000,000	1,068,300
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	A	3,935,000	4,294,344
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	A3	1,000,000	1,064,600

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Rochester Inst. of Tech.), 5s, 7/1/42	A1	1,500,000	1,479,600
(Rochester Inst. of Tech.), 5s, 7/1/38	A1	2,000,000	1,991,400
(Culinary Inst. of America), 5s, 7/1/34	Baa2	350,000	335,129
(Rochester Inst. of Tech.), 5s, 7/1/34	A1	500,000	503,870

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,409,450
Ser. C, 5s, 3/15/41	AAA	10,000,000	10,074,700
Ser. A, 5s, 3/15/28	AAA	10,000,000	10,727,100
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,533,577

NY State Dorm. Auth. Personal Income Tax Gen. Purpose Rev. Bonds, Ser. D, 5s, 2/15/37	AAA	5,570,000	5,642,577

NY State Dorm. Auth. State Supported Debt Rev. Bonds
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,348,200
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa2	3,000,000	3,263,160

NY State Dorm. Auth. Supported Debt Rev. Bonds (State U. of NY), Ser. A
5s, 7/1/42	Aa2	2,000,000	2,008,360
5s, 7/1/41	Aa2	5,250,000	5,307,225

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	12,400,000	12,436,208

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aaa	10,000,000	10,406,000
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,690,900
Ser. A, 5s, 6/15/28	Aaa	3,095,000	3,324,401
(State Clean Wtr. & Drinking Revolving Fund), Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,523,500
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	4,588,500

NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,187,700
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	8,000,000	8,249,120

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,725,520
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,492,022

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	905,200
(7 World Trade Ctr.), Ser. 2, 5s, 9/15/43	A2	4,000,000	3,879,000
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa3	10,000,000	10,012,700
(4 World Trade Ctr.), 5s, 11/15/31	A+	2,500,000	2,524,925

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5s, 11/15/38	Aa2	2,000,000	2,043,000

NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	12,015,538
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/28	AA	3,000,000	3,180,210
Ser. H, NATL, 5s, 1/1/28	A1	1,235,000	1,304,086
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/27	AA	4,000,000	4,263,120
(Second Generation Hwy. & Bridge Trust Fund), Ser. A, 5s, 4/1/25	AA	4,000,000	4,276,000

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	10,073,990
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa3	1,685,000	1,916,047
(Clarkson Ctr.), 5 1/2s, 1/1/15	Aa3	1,445,000	1,505,993
(Syracuse U.), 5 1/2s, 1/1/15	Aa3	865,000	879,446
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	9,248,940
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,360,800
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,376,040

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,000,000	980,940

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.), 5s, 12/1/36	Aa3	2,000,000	2,034,980

Onondaga Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	3,736,863
(St. Joseph's Hosp. Hlth. Ctr.), 5s, 7/1/42	Ba1	1,000,000	843,190
(Le Moyne College), 5s, 7/1/32	Baa2	1,635,000	1,552,629

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C
7s, 8/1/31	B/P	3,200,000	2,960,640
7s, 8/1/21	B/P	1,950,000	1,928,921

Port Auth. NY & NJ Rev. Bonds, NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	7,188,860

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	3,811,990

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,485,000	2,415,172

Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,010,864
5s, 6/1/20	A-/P	1,150,000	1,159,867
5s, 6/1/19	A-/P	1,345,000	1,367,946
5s, 6/1/18	A-/P	1,180,000	1,216,120

Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, NATL
5s, 10/15/26	AAA	7,000,000	7,290,220
5s, 10/15/25	AAA	10,000,000	10,414,600

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. B
5 1/4s, 12/1/32	A-	1,500,000	1,522,620
5 1/8s, 12/1/27	A-	1,000,000	1,027,300

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5s, 7/1/32	A1	3,430,000	3,508,376

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,020,556

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/13) (IESI Corp.), 6 5/8s, 10/1/35	BB-	2,000,000	2,004,400

St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds
(Clarkson U.), Ser. A, 5 1/4s, 9/1/33	A3	1,050,000	1,072,344
(Clarkson U.), Ser. A, 5s, 9/1/41	A3	1,750,000	1,703,713
(St. Lawrence U.), 5s, 7/1/43	A2	5,200,000	5,081,388
(St. Lawrence U.), 5s, 7/1/32	A2	810,000	823,227

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,287,904

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BBB-/P	2,000,000	1,952,860

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	430,000	429,944
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	2,050,000	1,990,653
(Inst. of Tech.), 5s, 3/1/26	BBB+	3,300,000	3,318,282

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	1,027,699
4 5/8s, 11/1/16	BBB-	1,000,000	1,053,480

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,539,320
7 3/8s, 3/1/21	B+/P	685,000	667,204

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. )
Ser. A-2, 0.05s, 12/1/37 (JPMorgan Chase Bank)	VMIG1	6,635,000	6,635,000
Ser. A-1, 0.05s, 7/1/37	VMIG1	6,000,000	6,000,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	B	3,500,000	2,604,070

Tompkins Cnty., Dev. Corp. Rev. Bonds (Ithaca College), AGM, 5 3/8s, 7/1/41	A2	1,000,000	1,015,330

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5s, 11/15/36	Aa3	1,000,000	1,012,430
Ser. C, 5s, 11/15/29	Aa3	5,000,000	5,350,700
Ser. A, 5s, 11/15/23 (Prerefunded 11/15/16)	Aa3	1,000,000	1,134,570
Ser. B, 5s, 11/15/22	Aa3	3,545,000	4,061,790
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	1,450,098
Ser. A, zero %, 11/15/30	A1	7,000,000	2,993,760

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	7,500,000	7,397,400

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	A3	3,385,000	3,666,429

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	905,000	915,000

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	4,066,773

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	2,000,000	1,968,240
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,641,025

			1,000,424,732
Ohio (0.1%)

OH State Wtr. Dev. Auth. Rev. Bonds, 4s, 6/1/16(SEGSF)	Aaa	1,000,000	1,087,930

			1,087,930
Puerto Rico (6.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	Baa3	3,750,000	3,254,888

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa3	4,750,000	3,826,933
Ser. A, 5 1/4s, 7/1/34	Baa3	1,000,000	716,160

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Ba1	13,500,000	9,832,725
6s, 7/1/38	Ba1	2,295,000	1,708,903

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	BBB	3,000,000	2,101,650
Ser. A, 5s, 7/1/42	BBB	5,000,000	3,323,950

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5 1/2s, 7/1/20	A	365,000	355,149
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/20 (Escrowed to maturity)	A	635,000	765,270
NATL, 5 1/2s, 7/1/19	A	540,000	546,923
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/19 (Escrowed to maturity)	A	2,460,000	2,945,875
5s, 7/1/35	BBB+	2,105,000	1,427,106

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds FRN, Ser. AA-2, 5.3s, 7/1/35	BBB+	1,750,000	1,239,403

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	4,250,000	3,960,788

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	Baa3	3,425,000	3,189,120
(Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa3	6,500,000	5,995,990
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa3	3,000,000	2,138,970
(Govt. Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	Baa3	2,250,000	2,134,125

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	8,000,000	7,127,120
Ser. C, 5 1/4s, 8/1/41	A+	2,250,000	1,792,845
Ser. C, 5 1/4s, 8/1/40	Aa3	2,250,000	2,001,308
Ser. A, AMBAC, zero %, 8/1/47	Aa3	20,000,000	1,724,800
Ser. A, NATL, zero %, 8/1/43	Aa3	8,000,000	923,840
Ser. A, zero %, 8/1/31	A+	8,500,000	2,428,705
Ser. A, zero %, 8/1/30	A+	8,500,000	2,656,237

			68,118,783
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,084,180
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,096,041
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,053,840

			8,234,061

Total municipal bonds and notes (cost $1,096,452,886)			$1,088,620,970

UNITIZED TRUST (0.2%)(a)
		Shares	Value

CMS Liquidating Trust 144A(NON)		600	$1,920,000

Total Unitized trust (cost $1,816,443)			$1,920,000

SHORT-TERM INVESTMENTS (—%)(a)
		Shares	Value

SSgA Prime Money Market Fund 0.01%(P)		250,000	$250,000

Total short-term investments (cost $250,000)			$250,000

TOTAL INVESTMENTS

Total investments (cost $1,098,519,329)(b)			$1,090,790,970

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/13 (Unaudited)

	Upfront		Fixed payments	Total return
Swap counterparty/	premium	Termination	received (paid) by	received by	Unrealized
Notional amount	received (paid)	date	fund per annum	or paid by fund	depreciation

Bank of America N.A.
$7,300,000	$—	9/11/13	—	3.11% minus MMD (Municipal Market Data) rate for AAA non-insured General Obligation bonds 20 year	$(1,253,965)

Total					$(1,253,965)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2012 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,101,702,878.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,099,619,637, resulting in gross unrealized appreciation and depreciation of $32,542,135 and $41,370,802, respectively, or net unrealized depreciation of $8,828,667.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,253,965 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.7%
	Tax bonds	14.1
	Utilities	14.0
	State debt	12.3
	Healthcare	11.3
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to manage interest rate risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,253,965 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,111,497.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,088,620,970	$—
Unitized trust	—	1,920,000	—
Short-term investments	250,000	—	—

Totals by level	$250,000	$1,090,540,970	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(1,253,965)	$—

Totals by level	$—	$(1,253,965)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$—	$1,253,965

Total	$—	$1,253,965

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)	$2,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013